Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Allocation of Plan Assets

Allocation of Plan Assets	2025 Target Allocation
(weighted average %)		2025	2024
Equities	46	45	47
Fixed income	46	47	45
Real estate	7	7	7
Cash and other	1	1	1
	100	100	100
Fair Value of Plan Assets

($ millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
2025
Equities	821	1,077	—	1,898
Fixed income	291	1,736	—	2,027
Real estate	—	—	309	309
Cash and other	16	25	—	41
	1,128	2,838	309	4,275

2024
Equities	773	1,168	—	1,941
Fixed income	268	1,561	—	1,829
Real estate	—	—	300	300
Cash and other	23	26	—	49
	1,064	2,755	300	4,119
(1)    See Note 26 for a description of the fair value hierarchy.

Schedule of Level 3 Changes in Plan Assets
The following table reconciles the changes in the fair value of plan assets that have been measured using Level 3 inputs.

($ millions)	2025	2024
Balance, beginning of year	300	291
Return on plan assets	7	5
Foreign currency translation	(2)	3
Purchases, sales and settlements	4	1
Balance, end of year	309	300

Schedule of Amounts Recognized in Balance Sheet

Funded Status	DBP Plans		OPEB Plans
($ millions)	2025	2024	2025	2024
Change in benefit obligation (1)
Balance, beginning of year	3,440	3,347	603	596
Service costs	71	74	23	25
Employee contributions	19	17	4	4
Interest costs	171	161	30	29
Benefits paid	(189)	(181)	(34)	(35)
Actuarial losses (gains)	27	(115)	(18)	(49)
Plan amendments/past service credits	40	(3)	—	—
Foreign currency translation	(84)	140	(19)	33
Balance, end of year (2)	3,495	3,440	589	603

Change in value of plan assets
Balance, beginning of year	3,613	3,313	506	430
Actual return on plan assets	331	249	66	50
Benefits paid	(180)	(174)	(28)	(31)
Employee contributions	19	17	4	4
Employer contributions	54	57	7	14
Foreign currency translation	(93)	151	(24)	39
Balance, end of year	3,744	3,613	531	506

Funded (unfunded) status	249	173	(58)	(97)

Balance sheet presentation
Other assets (Note 9)	474	395	174	156
Other current liabilities (Note 13)	(15)	(16)	(13)	(13)
Other liabilities (Note 16)	(210)	(206)	(219)	(240)
	249	173	(58)	(97)
(1)Amounts reflect projected benefit obligation for DBP plans and accumulated benefit obligation for OPEB plans.
(2)The accumulated benefit obligation, which excludes assumptions about future salary levels, for DBP plans was $3,184 million as at December 31, 2025 (2024 - $3,144 million).

Schedule of Funded Status

Funded Status	DBP Plans		OPEB Plans
($ millions)	2025	2024	2025	2024
Change in benefit obligation (1)
Balance, beginning of year	3,440	3,347	603	596
Service costs	71	74	23	25
Employee contributions	19	17	4	4
Interest costs	171	161	30	29
Benefits paid	(189)	(181)	(34)	(35)
Actuarial losses (gains)	27	(115)	(18)	(49)
Plan amendments/past service credits	40	(3)	—	—
Foreign currency translation	(84)	140	(19)	33
Balance, end of year (2)	3,495	3,440	589	603

Change in value of plan assets
Balance, beginning of year	3,613	3,313	506	430
Actual return on plan assets	331	249	66	50
Benefits paid	(180)	(174)	(28)	(31)
Employee contributions	19	17	4	4
Employer contributions	54	57	7	14
Foreign currency translation	(93)	151	(24)	39
Balance, end of year	3,744	3,613	531	506

Funded (unfunded) status	249	173	(58)	(97)

Balance sheet presentation
Other assets (Note 9)	474	395	174	156
Other current liabilities (Note 13)	(15)	(16)	(13)	(13)
Other liabilities (Note 16)	(210)	(206)	(219)	(240)
	249	173	(58)	(97)
(1)Amounts reflect projected benefit obligation for DBP plans and accumulated benefit obligation for OPEB plans.
(2)The accumulated benefit obligation, which excludes assumptions about future salary levels, for DBP plans was $3,184 million as at December 31, 2025 (2024 - $3,144 million).

Schedule of Net Benefit Costs

Net Benefit Cost (1)	DBP Plans		OPEB Plans
($ millions)	2025	2024	2025	2024
Service costs	71	74	23	25
Interest costs	171	161	30	29
Expected return on plan assets	(214)	(221)	(28)	(26)
Amortization of actuarial gains	(15)	(1)	(33)	(17)
Amortization of past service credits/plan amendments	—	(1)	(1)	(1)
Regulatory adjustments	(2)	(1)	8	2
	11	11	(1)	12
(1)    The non-service benefit cost components of net periodic benefit cost are included in other income, net in the consolidated statements of earnings.

Schedule of Amounts Recognized in AOCI and Net Regulatory Assets
The following table summarizes the accumulated amounts of net benefit cost that have not yet been recognized in earnings or comprehensive income and shows their classification on the consolidated balance sheets.

	DBP Plans		OPEB Plans
($ millions)	2025	2024	2025	2024
Unamortized net actuarial losses (gains)	6	11	(10)	(11)
Unamortized past service costs	2	1	4	6
Income tax (recovery) expense	(2)	(3)	1	1
Accumulated other comprehensive income	6	9	(5)	(4)

Net actuarial (gains) losses	(25)	46	(296)	(283)
Plan amendments/past service credits	39	(1)	(1)	(2)
Other regulatory deferrals	9	12	(1)	4
	23	57	(298)	(281)

Regulatory assets (Note 8)	192	235	—	—
Regulatory liabilities (Note 8)	(169)	(178)	(298)	(281)
Net regulatory assets (liabilities)	23	57	(298)	(281)

Schedule of Amounts Recognized in OCI and Regulatory Assets
The following table summarizes the components of net benefit cost recognized in comprehensive income or as regulatory liabilities.

	DBP Plans		OPEB Plans
($ millions)	2025	2024	2025	2024
Net actuarial (gains) losses	(5)	(1)	1	(1)
Past service costs (credits)/plan amendments	1	—	(2)	—
Income tax expense	1	—	—	—
Total recognized in comprehensive income	(3)	(1)	(1)	(1)

Net actuarial gains	(90)	(142)	(45)	(72)
Plan amendments	39	—	—	—
Amortization of actuarial gains	16	1	23	16
Amortization of past service credits	1	1	1	1
Foreign currency translation	3	(2)	9	(12)
Regulatory adjustments	(3)	23	(5)	2
Total recognized in regulatory liabilities	(34)	(119)	(17)	(65)

Schedule of Assumptions Used

Significant Assumptions	DBP Plans		OPEB Plans
(weighted average %)	2025	2024	2025	2024
Discount rate as at December 31 (1)	5.24	5.25	5.36	5.43
Expected long-term rate of return on plan assets (2)	6.29	6.51	5.80	6.05
Rate of compensation increase	3.39	3.52	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.40	4.53
(1)The discount rate used during the year was 5.25% for DBP plans (2024 - 4.84%) and 5.43% for OPEB plans (2024 - 4.96%). ITC and UNS Energy use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.
(2)Developed by management using best estimates of expected returns, volatilities and correlations for each class of asset. Best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.
(3)The projected 2026 health care cost trend rate is 6.60% and is assumed to decrease over the next 10 years to the ultimate health care cost trend rate of 4.40% in 2035 and thereafter
Schedule of Expected Benefit Payments

Expected Benefit Payments
($ millions)	DBP Plans	OPEB Plans
2026	$202	$32
2027	205	32
2028	209	33
2029	216	34
2030	222	35
2031-2035	1,152	194